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October 3, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-effective Amendment No. 2 to Registration Statement on Form S-1

Brighthouse Life Insurance Company of NY

Brighthouse Shield® Level Select 6-Year Annuity

File No. 333-265199

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”), the Company is transmitting for filing under the Securities Act of 1933, as amended, Post-Effective Amendment No. 2 (the “Amendment”) to the Company’s registration statement on Form S-3 to Form S-1 (the “Registration Statement”) for Brighthouse Shield® Level Select 6-Year Annuity, an individual single premium deferred index-linked separate account annuity contract (the “Contract”).

The Amendment is being filed solely to facilitate the conversion of the Registration Statement to Form S-1 from Form S-3, and the Company’s ultimate reliance on Rule 12h-7 under the Securities Exchange Act of 1934, exempting the Company from periodic and current reporting thereunder. With respect to the disclosure about BLNY required by Regulation S-K, in addition to the information in the Company’s reports previously filed with the Commission and incorporated by reference into the Registration Statement, the Company has included certain supplemental BLNY Regulation S-K disclosure information that was not required in the Company’s reports due to BLNY’s Form S-3 reduced disclosure status. Other than the inclusion of this routine information, neither the disclosure related to the Shield® Level Select 6-Year Annuity nor any other information contained in the Registration Statement has materially changed.

Accordingly, the Company represents that the materiality of the changes from the currently-effective Registration Statement is consistent with the materiality of changes that would otherwise qualify for filing under paragraph (b) of Rule 485 under the Securities Act of 1933 if Form S-1 registration statements were eligible for filing under Rule 485.

If you have any questions or comments regarding the Amendment, or if I can facilitate your review in any way, please do not hesitate to contact me.

Very truly yours,

/s/ Dodie C. Kent Dodie C. Kent Partner Eversheds Sutherland (US) LLP

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October 3, 2022 Page 2

cc:	Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Alyson Saad, Managing Corporate Counsel, Brighthouse